Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment	1
Reportable segments | segment	1
Shipping and handling costs	$ 12,000	$ 5,000
Advertising expenses	$ 700,000	$ 400,000
Corporate tax rate	21.00%	34.00%
Accounting Standards Update201602 [Member]
Significant Accounting Policies [Line Items]
Operating lease asset	$ 560,000
Operating lease liability	$ 610,000
Minimum [Member] | Licensing Agreements [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Minimum [Member] | Intellectual Property [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Maximum [Member] | Licensing Agreements [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Maximum [Member] | Intellectual Property [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	20 years